Commitments and Contingencies (Details Narative) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Rent expenses	$ 31,164	$ 29,644
General and administrative expenses	$ 31,164	$ 29,644
QDM Holdings Limited [Member]
Rent expenses			$ 38,570	$ 38,570
General and administrative expenses			$ 62,949	$ 62,949